Exempt Party-In-Interest Transactions (Details) - SBA Defined Contribution Plan for Primis Bank - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Exempt Party-In-Interest Transactions
Administrative services	$ 362,846
Shares of Company's common stock held (in shares)	104,855	101,503